SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Taxes payable	$ 3,821	$ 3,823	$ 2,657
Other payables and current liabilities	7,039	8,588	5,396
Total accrued expenses and other current liabilities	$ 10,860	$ 12,411	$ 8,053